UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2017, filed with the Securities and Exchange Commission on December 29, 2017 (Accession Number 0001193125-17-382740). The sole purpose of this amendment is to correct the fund market price and fund market total return presented in the Fund Overview and Fund Performance for the Legg Mason US Diversified Core ETF within Item 1, Report to Stockholders. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

ITEM 1. REPORT TO STOCKHOLDERS.

              The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2017

LEGG MASON

US DIVERSIFIED CORE ETF

UDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason US Diversified Core ETF for the twelve-month reporting period ended October 31, 2017. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2017

II	Legg Mason US Diversified Core ETF

Investment commentary

Economic review

Economic activity in the U.S. improved during the twelve months ended October 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i growth was 1.8% and 1.2%, as revised, for the fourth quarter of 2016 and the first quarter of 2017, respectively. Second quarter 2017 GDP growth then accelerated to 3.1%. Finally, the U.S. Department of Commerce’s second estimate for third quarter 2017 GDP growth — released after the reporting period ended — was 3.3%. Stronger growth was attributed to a number of factors, including positive contributions from personal consumption expenditures, private inventory investment, nonresidential fixed investment and exports. These positive factors were partly offset by a decrease in imports.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on October 31, 2017, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This represented the lowest unemployment rate since December 2000. The percentage of longer-term unemployed fluctuated during the reporting period. However, in October 2017, 24.8% of Americans looking for a job had been out of work for more than six months, the same as when the period began.

Looking back, after an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. At its meeting that concluded on September 20, 2017, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” Finally, at its meeting that ended on November 1, 2017, after the reporting period ended, the Fed maintained the federal funds rate in the target range of 1.00% to 1.25%, but left open the possibility of another rate hike in December 2017.

As always, thank you for your confidence in

our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2017

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Legg Mason US Diversified Core ETF	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	Legg Mason US Diversified Core ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. Legg Mason US Diversified Core ETF (the “Fund”) seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Underlying Index is composed of U.S. companies that are included in the MSCI USA IMI Index.

The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on industries. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on industry that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a diversified portfolio. QS anticipates that the number of component securities in the Underlying Index will range from 2,200 to 2,500. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain sector and industries, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index is reconstituted on a different date from the MSCI USA IMI Index. Securities that are removed from, or added to, the MSCI USA IMI Index are removed from, or considered for inclusion in, the Underlying Index at the next annual reconstitution or quarterly rebalancing of the Underlying Index. The Fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The Fund may trade at times other than when the Underlying Index is rebalanced or reconstituted for a variety of reasons, including when adjustments may be made to its representative sampling process from time to time or when investing cash.

The term “diversified” highlights the purpose of QS’ Diversification Based Investing methodology, which seeks to avoid concentration risks often identified with market cap-weighted funds. The term “core” high-lights the segment of the investment universe where the Fund invests — as opposed to introducing value or size biases or investing in niche segments of the market.

The Fund uses a “passive” or indexing investment approach to achieve its investment objective. Unlike many investment companies, the Fund does not try to outperform its Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index and also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

QS may use a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively

Legg Mason US Diversified Core ETF 2017 Annual Report	1

Fund overview (cont’d)

has an investment profile similar to that of the Underlying Index. When representative sampling is used, the securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as return variability, risk, market capitalization and sector exposures) and fundamental characteristics (such as portfolio yield, price/earnings ratios and price/book ratios) similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose the Underlying Index. The equity securities that the Fund will hold are principally common stocks.

The Fund may invest up to 20% of its net assets in certain index futures, options, options on index futures, swap contracts or other derivatives related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; and in securities and other instruments not included in its Underlying Index but which we believe will help the Fund track its Underlying Index. The Fund may invest in exchange-traded equity index futures to manage industry exposure and for cash management purposes.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Q. What were the overall market conditions during the Fund’s reporting period?

A. This was a strong twelve-month reporting period ended October 31, 2017 for U.S. equities, beginning with the run-up in November 2016 after the U.S. presidential election. The first quarter of 2017 largely extended the so-called “Trump rally”, with steady equity gains tapering off after mid-March. Most major economies, including the U.S., saw largely positive economic indicators. These positive trends prompted the Federal Reserve Board (the “Fed”)i to continue to modestly raise rates, and set expectations for two more hikes to follow in 2017, as well as a gradual tapering of its bond holdings.

Across equity sectors, the Energy sector was the only decliner, sliding after its run-up in late 2016; oil prices declined over 5% during the first quarter of 2017 amid reports of large U.S. reserves and suspected cheating on recently-placed quotas by the Organization of Petroleum Exporting Countries (“OPEC”).

U.S. large cap equities ended the second quarter of 2017 with a gain, in a low-volatility environment. Continued solid corporate earnings and general global growth outweighed news events that included a cyber ransomware attack and other terror attacks. Earning revisions weakened at quarter end after months of positive trends. The U.S. experienced some softening in growth metrics, though indicators were not actually weak. Manufacturing has slowed slightly but service sector growth has been rising. The Fed appeared optimistic as it implemented an

2	Legg Mason US Diversified Core ETF 2017 Annual Report

interest rate hike, pointed toward one more in 2017, and may start to pare back its balance sheet against a backdrop of strong employment and low inflation.

Large cap stocks saw a wide dispersion in sector returns with the laggard again being the Energy sector. Oil prices have remained stubbornly low amid higher-than-expected reserves.

U.S. large cap equities ended the third quarter of 2017 in positive territory; the Russell 1000 Indexii, the S&P 500 Indexiii, and several other major stock indices hit all-time highs during the period. The market has been benefiting from strong economic statistics and muted inflation, and reacted positively to the possibility of tax cuts. Volatility increased in August 2017, but fell back in September 2017, as strong corporate earnings and positive future estimates continued across most sectors. The active hurricane season was blamed for a recent weak employment report; we believe it will likely hit U.S. gross domestic product (“GDP”)iv growth in the short term, but boost auto sales, construction, and other industries over the coming quarters. In this environment, we expect the Fed to raise rates and rein in its balance sheet.

The Fund uses a passive investment approach to achieve its investment objective, and therefore, made no change in investment approach in response to market conditions.

Performance review

For the twelve months ended October 31, 2017, Legg Mason US Diversified Core ETF generated a 19.62% return on a net asset value (“NAV”)v basis and 19.82% based on its market pricevi per share.

The performance table shows the Fund’s total return for the twelve months ended October 31, 2017 based on its NAV and market price as of October 31, 2017. The Fund seeks to track the investment results of the QS DBI US Diversified Index, which returned 20.15% for the same period. The Fund’s broad-based market index, the Russell 3000 Indexvii, returned 23.98% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1 returned 21.97% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of October 31, 2017 (unaudited)
	6 months	12 months
Legg Mason US Diversified Core ETF:
$31.02 (NAV)	7.22%	19.62%*†
$31.07 (Market Price)	7.40%	19.82%*‡
QS DBI US Diversified Index	7.49%	20.15%
Russell 3000 Index	8.92%	23.98%
Lipper Multi-Cap Core Funds Category Average[1]	7.77%	21.97%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2017 calculated among the 806 funds for the six-month period and among the 762 funds for the twelve-month period in the Fund’s Lipper category.

Legg Mason US Diversified Core ETF 2017 Annual Report	3

Fund overview (cont’d)

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratio for the Fund was 0.30%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

‡ Total return assumes the reinvestment of all distributions at market price.

Q. What were the leading contributors to performance?

A. The primary contributors to performance in the Underlying Index for the reporting period were the Industrials, Consumer Discretionary and Information Technology sectors.

Q. What were the leading detractors from performance?

A. The leading detractors from performance in the Underlying Index were the Telecommunication Services and Energy sectors, both of which had negative total returns for the period. The latter suffered throughout the reporting period from low oil prices and large reserves.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “UDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Legg Mason US Diversified Core ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

QS Investors, LLC

November 20, 2017

RISKS: Equity securities are subject to market and price fluctuations. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that

4	Legg Mason US Diversified Core ETF 2017 Annual Report

the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2017 were: Consumer Discretionary (21.6%), Industrials (17.3%), Financials (11.9%), Health Care (11.2%) and Consumer Staples (9.3%). The Fund’s composition may differ over time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

iii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iv	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

[v]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the result by the number of shares outstanding.

vi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason US Diversified Core ETF 2017 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2017 and October 31, 2016. The composition of the Fund’s investments is subject to change at any time.

6	Legg Mason US Diversified Core ETF 2017 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 1, 2017 and held for the six months ended October 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
7.22%	$1,000.00	$1,072.20	0.30%	$1.57	5.00%	$1,000.00	$1,023.69	0.30%	$1.53

[1]	For the six months ended October 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Legg Mason US Diversified Core ETF 2017 Annual Report	7

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 10/31/17	19.62%
Inception* through 10/31/17	13.62

Cumulative total returns[1]
Inception date of 12/28/15 through 10/31/17	26.51%

Market Price
Average annual total returns[2]
Twelve Months Ended 10/31/17	19.82%
Inception* through 10/31/17	13.70

Cumulative total returns[2]
Inception date of 12/28/15 through 10/31/17	26.71%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

*	Inception date of the Fund is December 28, 2015.

8	Legg Mason US Diversified Core ETF 2017 Annual Report

Historical performance

Value of $10,000 invested in

Legg Mason US Diversified Core ETF vs. QS DBI US Diversified Index and Russell 3000 Index† — December 28, 2015 - October 2017

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in the Legg Mason US Diversified Core ETF on December 28, 2015, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2017. The hypothetical illustration also assumes a $10,000 investment in the QS DBI US Diversified Index and the Russell 3000 Index. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The QS DBI US Diversified Index (the “Underlying Index”) is an index composed of publicly traded U.S. equity securities that are included in the MSCI USA IMI Index. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason US Diversified Core ETF 2017 Annual Report	9

Schedule of investments

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Common Stocks — 99.2%
Consumer Discretionary — 21.6%
Auto Components — 1.0%
Adient PLC	24	$2,025
American Axle & Manufacturing Holdings Inc.	37	658	*
Autoliv Inc.	26	3,246
BorgWarner Inc.	67	3,532
Cooper Tire & Rubber Co.	13	426
Cooper-Standard Holdings Inc.	5	557	*
Dana Inc.	40	1,220
Delphi Automotive PLC	79	7,851
Dorman Products Inc.	8	553	*
Fox Factory Holding Corp.	17	723	*
Gentex Corp.	72	1,398
Gentherm Inc.	9	302	*
Goodyear Tire & Rubber Co.	78	2,386
LCI Industries	6	743
Lear Corp.	18	3,161
Modine Manufacturing Co.	34	716	*
Standard Motor Products Inc.	8	349
Tenneco Inc.	14	814
Visteon Corp.	10	1,260	*
Total Auto Components		31,920
Automobiles — 1.0%
Ford Motor Co.	738	9,055
General Motors Co.	270	11,605
Harley-Davidson Inc.	41	1,941
Tesla Inc.	25	8,288	*
Thor Industries Inc.	10	1,362
Winnebago Industries Inc.	13	639
Total Automobiles		32,890
Diversified Consumer Services — 1.6%
Adtalem Global Education Inc.	74	2,734
American Public Education Inc.	19	380	*
Bridgepoint Education Inc.	43	416	*
Bright Horizons Family Solutions Inc.	53	4,574	*
Capella Education Co.	15	1,222
Career Education Corp.	73	780	*
Carriage Services Inc.	21	544

See Notes to Financial Statements.

10	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Consumer Services — continued
Chegg Inc.	136	$2,109	*
Graham Holdings Co., Class B Shares	6	3,339
Grand Canyon Education Inc.	55	4,923	*
H&R Block Inc.	253	6,259
Houghton Mifflin Harcourt Co.	164	1,624	*
K12 Inc.	38	616	*
Laureate Education Inc., Class A Shares	54	722	*
Regis Corp.	42	627	*
Service Corporation International	241	8,546
ServiceMaster Global Holdings Inc.	163	7,679	*
Sotheby’s	49	2,539	*
Strayer Education Inc.	12	1,125
Weight Watchers International Inc.	31	1,392	*
Total Diversified Consumer Services		52,150
Hotels, Restaurants & Leisure — 1.4%
Aramark	15	655
Carnival Corp.	26	1,726
Chipotle Mexican Grill Inc.	2	544	*
Cracker Barrel Old Country Store Inc.	4	625
Darden Restaurants Inc.	8	658
Dave & Buster’s Entertainment Inc.	9	434	*
Dominos Pizza Inc.	3	549
Dunkin’ Brands Group Inc.	10	591
Extended Stay America Inc.	32	634
Hilton Worldwide Holdings Inc.	12	867
Jack in the Box Inc.	4	414
Las Vegas Sands Corp.	38	2,409
Marriott International Inc., Class A Shares	31	3,704
Marriott Vacations Worldwide Corp.	5	658
McDonald’s Corp.	73	12,184
MGM Resorts International	48	1,505
Norwegian Cruise Line Holdings Ltd.	12	669	*
Royal Caribbean Cruises Ltd.	17	2,104
Starbucks Corp.	129	7,074
Texas Roadhouse Inc.	7	350
Vail Resorts Inc.	3	687
Wendy’s Co.	39	593
Wyndham Worldwide Corp.	7	748

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	11

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Wynn Resorts Ltd.	10	$1,475
Yum! Brands Inc.	33	2,457
Total Hotels, Restaurants & Leisure		44,314
Household Durables — 1.5%
CalAtlantic Group Inc.	16	789
Cavco Industries Inc.	4	628	*
D.R. Horton Inc.	112	4,951
Ethan Allen Interiors Inc.	11	327
Garmin Ltd.	37	2,095
GoPro Inc., Class A Shares	44	459	*
Helen of Troy Ltd.	7	650	*
Installed Building Products Inc.	11	767	*
iRobot Corp.	10	672	*
KB Home	25	686
La-Z-Boy Inc.	16	431
Leggett & Platt Inc.	45	2,127
Lennar Corp., Class A Shares	61	3,396
LGI Homes Inc.	16	965	*
M.D.C. Holdings Inc.	13	482
M/I Homes Inc.	15	501	*
Meritage Homes Corp.	11	536	*
Mohawk Industries Inc.	19	4,973	*
Newell Brands Inc.	160	6,525
NVR Inc.	1	3,281	*
PulteGroup Inc.	89	2,690
Taylor Morrison Home Corp., Class A Shares	25	604	*
Tempur Sealy International Inc.	13	850	*
Toll Brothers Inc.	48	2,210
TopBuild Corp.	13	858	*
TRI Pointe Group Inc.	31	548	*
Tupperware Brands Corp.	12	705
Universal Electronics Inc.	6	360	*
Whirlpool Corp.	25	4,098
Total Household Durables		48,164
Internet & Direct Marketing Retail — 2.2%
Amazon.com Inc.	43	47,527	*
Expedia Inc.	12	1,496
Groupon Inc.	97	463	*

See Notes to Financial Statements.

12	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet & Direct Marketing Retail — continued
Liberty Interactive Corp. QVC Group, Class A Shares	58	$1,318	*
Liberty Ventures, Series A Shares	10	569	*
Netflix Inc.	46	9,036	*
Priceline Group Inc.	5	9,560	*
Shutterfly Inc.	7	299	*
TripAdvisor Inc.	16	600	*
Total Internet & Direct Marketing Retail		70,868
Media — 0.8%
CBS Corp., Class B Shares, Non Voting Shares	16	898
Charter Communications Inc., Class A Shares	8	2,673	*
Comcast Corp., Class A Shares	172	6,197
Discovery Communications Inc., Class A Shares	18	340	*
Discovery Communications Inc., Class C Shares	20	356	*
DISH Network Corp., Class A Shares	10	485	*
Liberty Broadband Corp., Class C Shares	6	524	*
Liberty Global PLC, Class A Shares	15	463	*
Liberty Global PLC, Series C Shares	25	747	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	583	*
Omnicom Group Inc.	9	605
Scripps Networks Interactive Inc., Class A Shares	8	666
Time Warner Inc.	30	2,949
Twenty-First Century Fox Inc., Class A Shares	41	1,072
Twenty-First Century Fox Inc., Class B Shares	13	331
Viacom Inc., Class B Shares	15	361
Walt Disney Co.	61	5,966
Total Media		25,216
Multiline Retail — 3.8%
Big Lots Inc.	56	2,873
Dillard’s Inc., Class A Shares	25	1,270
Dollar General Corp.	336	27,162
Dollar Tree Inc.	288	26,280	*
J.C. Penney Co. Inc.	327	916	*
Kohl’s Corp.	217	9,062
Macy’s Inc.	376	7,054
Nordstrom Inc.	161	6,384
Ollie’s Bargain Outlet Holdings Inc.	59	2,634	*
Sears Holdings Corp.	72	397	*
Target Corp.	637	37,608
Total Multiline Retail		121,640

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	13

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — 4.1%
Aaron’s Inc.	21	$773
Advance Auto Parts Inc.	17	1,390
American Eagle Outfitters Inc.	52	677
AutoNation Inc.	10	474	*
AutoZone Inc.	7	4,127	*
Bed Bath & Beyond Inc.	38	756
Best Buy Co. Inc.	65	3,639
Burlington Stores Inc.	17	1,596	*
Caleres Inc.	21	574
CarMax Inc.	44	3,304	*
Chico’s FAS Inc.	74	591
Children’s Place Inc.	6	653
Dick’s Sporting Goods Inc.	25	612
DSW Inc., Class A Shares	22	421
Five Below Inc.	10	553	*
Foot Locker Inc.	32	963
GameStop Corp., Class A Shares	30	561
Gap Inc.	63	1,637
Group 1 Automotive Inc.	7	550
Guess? Inc.	38	616
Home Depot Inc.	301	49,900
L Brands Inc.	59	2,539
Lithia Motors Inc., Class A Shares	6	679
Lowe’s Cos. Inc.	215	17,189
Lumber Liquidators Holdings Inc.	17	523	*
Michaels Cos. Inc.	29	563	*
Monro Inc.	7	345
Murphy USA Inc.	5	372	*
O’Reilly Automotive Inc.	24	5,063	*
Office Depot Inc.	117	363
Penske Automotive Group Inc.	12	559
RH	10	899	*
Ross Stores Inc.	93	5,905
Sally Beauty Holdings Inc.	51	883	*
Signet Jewelers Ltd.	19	1,246
Tiffany & Co.	28	2,621
TJX Cos. Inc.	160	11,168
Tractor Supply Co.	34	2,049

See Notes to Financial Statements.

14	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — continued
Ulta Salon, Cosmetics & Fragrance Inc.	16	$3,229	*
Urban Outfitters Inc.	37	907	*
Williams-Sonoma Inc.	24	1,238
Total Specialty Retail		132,707
Textiles, Apparel & Luxury Goods — 4.2%
Carter’s Inc.	38	3,676
Columbia Sportswear Co.	22	1,372
Crocs Inc.	76	775	*
Deckers Outdoor Corp.	27	1,842	*
Fossil Group Inc.	62	489	*
G-III Apparel Group Ltd.	45	1,140	*
Hanesbrands Inc.	274	6,165
Lululemon Athletica Inc.	84	5,167	*
Michael Kors Holdings Ltd.	116	5,662	*
Movado Group Inc.	27	748
NIKE Inc., Class B Shares	1,022	56,200
Oxford Industries Inc.	15	969
PVH Corp.	61	7,735
Ralph Lauren Corp.	40	3,577
Skechers USA Inc., Class A Shares	107	3,415	*
Sleep Number Corp.	19	618
Steven Madden Ltd.	40	1,560	*
Tapestry Inc.	224	9,173
Under Armour Inc., Class A Shares	155	1,941	*
Under Armour Inc., Class C Shares	163	1,879	*
Unifi Inc.	14	533	*
V.F. Corp.	272	18,945
Wolverine World Wide Inc.	80	2,184
Total Textiles, Apparel & Luxury Goods		135,765
Total Consumer Discretionary		695,634
Consumer Staples — 9.3%
Beverages — 1.7%
Brown-Forman Corp., Class B Shares	27	1,540
Coca-Cola Co.	504	23,174
Constellation Brands Inc., Class A Shares	20	4,382
Dr. Pepper Snapple Group Inc.	20	1,713
Molson Coors Brewing Co., Class B Shares	21	1,698
Monster Beverage Corp.	52	3,012	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	15

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Beverages — continued
PepsiCo Inc.	169	$18,629
Total Beverages		54,148
Food & Staples Retailing — 1.7%
Casey’s General Stores Inc.	7	802
Costco Wholesale Corp.	60	9,665
CVS Health Corp.	139	9,526
Kroger Co.	119	2,463
PriceSmart Inc.	4	335
Rite Aid Corp.	193	318	*
SpartanNash Co.	16	393
Sprouts Farmers Market Inc.	28	518	*
Sysco Corp.	74	4,116
United Natural Foods Inc.	9	349	*
US Foods Holding Corp.	16	437	*
Wal-Mart Stores Inc.	201	17,549
Walgreens Boots Alliance Inc.	127	8,416
Total Food & Staples Retailing		54,887
Food Products — 1.7%
Archer-Daniels-Midland Co.	83	3,392
B&G Foods Inc.	13	413
Blue Buffalo Pet Products Inc.	16	463	*
Bunge Ltd.	21	1,444
Calavo Growers Inc.	6	442
Campbell Soup Co.	25	1,184
Conagra Brands Inc.	58	1,981
Darling Ingredients Inc.	38	694	*
Flowers Foods Inc.	42	799
Fresh Del Monte Produce Inc.	8	356
General Mills Inc.	96	4,984
Hain Celestial Group Inc.	23	829	*
Hershey Co.	19	2,018
Hormel Foods Corp.	40	1,246
Ingredion Inc.	9	1,128
J&J Snack Foods Corp.	3	400
J.M. Smucker Co.	21	2,227
John B. Sanfilippo & Son Inc.	6	353
Kellogg Co.	36	2,251
Kraft Heinz Co.	103	7,965

See Notes to Financial Statements.

16	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Food Products — continued
Lamb Weston Holdings Inc.	17	$867
Lancaster Colony Corp.	4	501
McCormick & Co. Inc., Non Voting Shares	14	1,394
Mondelez International Inc., Class A Shares	245	10,150
Pinnacle Foods Inc.	14	762
Post Holdings Inc.	13	1,078	*
Sanderson Farms Inc.	4	598
Snyder’s-Lance Inc.	16	602
TreeHouse Foods Inc.	12	797	*
Tyson Foods Inc., Class A Shares	49	3,573
Total Food Products		54,891
Household Products — 1.6%
Church & Dwight Co. Inc.	34	1,536
Clorox Co.	16	2,024
Colgate-Palmolive Co.	122	8,595
Energizer Holdings Inc.	15	645
HRG Group Inc.	23	373	*
Kimberly-Clark Corp.	52	5,850
Procter & Gamble Co.	367	31,687
Spectrum Brands Holdings Inc.	6	659
WD-40 Co.	3	333
Total Household Products		51,702
Personal Products — 1.0%
Avon Products Inc.	326	743	*
Coty Inc., Class A Shares	306	4,712
e.l.f. Beauty Inc.	32	678	*
Edgewell Personal Care Co.	35	2,273	*
Estee Lauder Cos. Inc., Class A Shares	133	14,871
Herbalife Ltd.	45	3,268	*
Inter Parfums Inc.	21	972
Medifast Inc.	15	936
Nu Skin Enterprises Inc., Class A Shares	34	2,163
Revlon Inc., Class A Shares	16	360	*
USANA Health Sciences Inc.	14	920	*
Total Personal Products		31,896
Tobacco — 1.6%
Altria Group Inc.	350	22,477
Philip Morris International Inc.	279	29,194

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	17

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Tobacco — continued
Universal Corp.	8	$459
Vector Group Ltd.	36	748
Total Tobacco		52,878
Total Consumer Staples		300,402
Energy — 3.7%
Energy Equipment & Services — 1.9%
Archrock Inc.	51	612
Baker Hughes, a GE Co.	112	3,520
Core Laboratories NV	13	1,299
Dril-Quip Inc.	13	547	*
Ensco PLC, Class A Shares	110	593
Exterran Corp.	20	645	*
Forum Energy Technologies Inc.	23	331	*
Halliburton Co.	232	9,916
Helix Energy Solutions Group Inc.	83	566	*
Helmerich & Payne Inc.	30	1,629
McDermott International Inc.	93	616	*
Nabors Industries Ltd.	121	681
National-Oilwell Varco Inc.	94	3,214
Newpark Resources Inc.	64	560	*
Noble Corp. PLC	164	682	*
Oceaneering International Inc.	42	849
Oil States International Inc.	17	392	*
Patterson-UTI Energy Inc.	64	1,266
Rowan Cos. PLC, Class A Shares	48	688	*
RPC Inc.	19	462
Schlumberger Ltd.	374	23,936
Superior Energy Services Inc.	72	635	*
TechnipFMC PLC	107	2,931	*
Transocean Ltd.	132	1,386	*
Unit Corp.	30	562	*
US Silica Holdings Inc.	28	854
Weatherford International PLC	288	999	*
Total Energy Equipment & Services		60,371
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.	35	1,728
Andeavor	4	425
Apache Corp.	26	1,076

See Notes to Financial Statements.

18	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Cabot Oil & Gas Corp.	15	$416
Cheniere Energy Inc.	8	374	*
Chevron Corp.	91	10,546
Cimarex Energy Co.	5	585
Concho Resources Inc.	9	1,208	*
ConocoPhillips	64	3,274
Devon Energy Corp.	36	1,328
Diamondback Energy Inc.	4	429	*
EOG Resources Inc.	30	2,996
EQT Corp.	9	563
Exxon Mobil Corp.	194	16,170
Hess Corp.	8	353
HollyFrontier Corp.	18	665
Kinder Morgan Inc.	109	1,974
Marathon Oil Corp.	36	512
Marathon Petroleum Corp.	29	1,732
Newfield Exploration Co.	21	647	*
Noble Energy Inc.	13	362
Occidental Petroleum Corp.	41	2,647
ONEOK Inc.	18	977
Parsley Energy Inc., Class A Shares	19	505	*
Phillips 66	23	2,095
Pioneer Natural Resources Co.	9	1,347
Range Resources Corp.	29	525
Targa Resources Corp.	11	457
Valero Energy Corp.	23	1,814
Williams Cos. Inc.	50	1,425
WPX Energy Inc.	58	654	*
Total Oil, Gas & Consumable Fuels		59,809
Total Energy		120,180
Financials — 11.9%
Banks — 1.7%
1st Source Corp.	12	616
Bank of America Corp.	278	7,614
Bank of Hawaii Corp.	8	653
BB&T Corp.	29	1,428
Citigroup Inc.	75	5,512
Citizens Financial Group Inc.	26	988

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	19

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Banks — continued
Comerica Inc.	9	$707
Cullen/Frost Bankers Inc.	7	690
Eagle Bancorp Inc.	11	733	*
East-West Bancorp Inc.	11	658
Fifth Third Bancorp	19	549
First Citizens BancShares Inc., Class A Shares	2	810
First Republic Bank	5	487
FNB Corp.	50	675
Heartland Financial USA Inc.	17	837
Huntington Bancshares Inc.	61	842
JPMorgan Chase & Co.	107	10,765
KeyCorp	26	475
PacWest Bancorp	19	918
PNC Financial Services Group Inc.	14	1,915
Popular Inc.	16	587
Regions Financial Corp.	39	604
S&T Bancorp Inc.	21	859
Sterling Bancorp	115	2,881
Sun Bancorp Inc.	24	608
SunTrust Banks Inc.	11	662
SVB Financial Group	4	877	*
U.S. Bancorp	36	1,958
Wells Fargo & Co.	145	8,140
Zions Bancorp	15	697
Total Banks		55,745
Capital Markets — 1.6%
Affiliated Managers Group Inc.	4	746
Ameriprise Financial Inc.	12	1,878
Arlington Asset Investment Corp., Class A Shares	41	470
Bank of New York Mellon Corp.	72	3,704
BlackRock Inc.	8	3,767
Cboe Global Markets Inc.	8	904
Charles Schwab Corp.	94	4,215
CME Group Inc.	23	3,155
E*TRADE Financial Corp.	13	567	*
Eaton Vance Corp.	9	454
FactSet Research Systems Inc.	4	759
Franklin Resources Inc.	25	1,053

See Notes to Financial Statements.

20	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Capital Markets — continued
Goldman Sachs Group Inc.	26	$6,304
Intercontinental Exchange Inc.	43	2,842
Invesco Ltd.	34	1,217
Janus Henderson Group PLC	21	730
MarketAxess Holdings Inc.	3	522
Moody’s Corp.	11	1,567
Morgan Stanley	106	5,300
Morningstar Inc.	5	426
MSCI Inc.	8	939
Nasdaq Inc.	10	727
Northern Trust Corp.	16	1,496
Raymond James Financial Inc.	6	509
S&P Global Inc.	16	2,504
SEI Investments Co.	12	774
State Street Corp.	28	2,576
T. Rowe Price Group Inc.	15	1,394
TD Ameritrade Holding Corp.	26	1,300
Total Capital Markets		52,799
Consumer Finance — 1.7%
Ally Financial Inc.	134	3,501
American Express Co.	200	19,104
Capital One Financial Corp.	133	12,260
Credit Acceptance Corp.	2	574	*
Discover Financial Services	106	7,052
Encore Capital Group Inc.	15	697	*
FirstCash Inc.	12	766
Green Dot Corp., Class A Shares	16	906	*
LendingClub Corp.	96	546	*
Navient Corp.	96	1,196
OneMain Holdings Inc.	17	540	*
PRA Group Inc.	16	446	*
SLM Corp.	132	1,398	*
Synchrony Financial	209	6,818
Total Consumer Finance		55,804
Diversified Financial Services — 1.6%
Berkshire Hathaway Inc., Class B Shares	251	46,922	*
FNFV Group	47	811	*
Leucadia National Corp.	78	1,973

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	21

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Financial Services — continued
Texas Pacific Land Trust	2	$815
Voya Financial Inc.	51	2,048
Total Diversified Financial Services		52,569
Insurance — 1.4%
AFLAC Inc.	23	1,929
Alleghany Corp.	1	566	*
Allstate Corp.	23	2,159
American Financial Group Inc.	4	422
American International Group Inc.	63	4,070
Aon PLC	15	2,151
Arch Capital Group Ltd.	7	697	*
Arthur J. Gallagher & Co.	7	443
Assurant Inc.	4	403
Assured Guaranty Ltd.	11	408
Axis Capital Holdings Ltd.	9	490
Brown & Brown Inc.	8	399
Chubb Ltd.	32	4,826
Cincinnati Financial Corp.	5	351
CNO Financial Group Inc.	22	527
Everest Re Group Ltd.	3	712
First American Financial Corp.	8	435
FNF Group	23	861
Hartford Financial Services Group Inc.	24	1,321
Lincoln National Corp.	19	1,440
Loews Corp.	7	347
Markel Corp.	1	1,084	*
Marsh & McLennan Cos. Inc.	28	2,266
MetLife Inc.	65	3,483
Old Republic International Corp.	16	325
Principal Financial Group Inc.	23	1,515
Progressive Corp.	37	1,800
Prudential Financial Inc.	26	2,872
Reinsurance Group of America Inc.	4	598
RenaissanceRe Holdings Ltd.	4	553
Torchmark Corp.	5	421
Travelers Cos. Inc.	17	2,252
Unum Group	16	833
Validus Holdings Ltd.	12	625

See Notes to Financial Statements.

22	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Insurance — continued
W.R. Berkley Corp.	5	$343
Willis Towers Watson PLC	5	805
XL Group Ltd.	15	607
Total Insurance		45,339
Mortgage Real Estate Investment (REITs) — 2.2%
AG Mortgage Investment Trust Inc.	46	865
AGNC Investment Corp.	383	7,710
Annaly Capital Management Inc.	1,299	14,886
Anworth Mortgage Asset Corp.	108	604
Apollo Commercial Real Estate Finance Inc.	162	2,927
Arbor Realty Trust, Inc.	96	794
ARMOUR Residential REIT Inc.	54	1,353
Blackstone Mortgage Trust Inc., Class A Shares	74	2,355
Capstead Mortgage Corp.	111	979
Chimera Investment Corp.	184	3,367
CYS Investments Inc.	230	1,840
Dynex Capital Inc.	105	735
Hannon Armstrong Sustainable Infrastructure Capital Inc.	71	1,708
Invesco Mortgage Capital Inc.	122	2,101
Ladder Capital Corp.	93	1,250
MFA Financial Inc.	483	3,980
MTGE Investment Corp.	56	1,014
New Residential Investment Corp.	360	6,347
New York Mortgage Trust Inc.	233	1,405
Pennymac Mortgage Investment Trust	78	1,253
Redwood Trust Inc.	94	1,477
Resource Capital Corp.	91	934
Starwood Property Trust Inc.	256	5,506
Sutherland Asset Management Corp.	28	438
Two Harbors Investment Corp.	362	3,548
Total Mortgage Real Estate Investment (REITs)		69,376
Thrifts & Mortgage Finance — 1.7%
Bank Mutual Corp.	48	508
Beneficial Bancorp Inc.	65	1,073
BofI Holding Inc.	67	1,802	*
Capitol Federal Financial Inc.	136	1,875
Dime Community Bancshares Inc.	23	507
Essent Group Ltd.	77	3,282	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	23

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Thrifts & Mortgage Finance — continued
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	$742
First Defiance Financial Corp.	15	813
Flagstar Bancorp Inc.	31	1,159	*
HomeStreet Inc.	35	1,017	*
Kearny Financial Corp.	74	1,114
LendingTree Inc.	9	2,413	*
Meridian Bancorp Inc.	49	965
Meta Financial Group Inc.	8	698
MGIC Investment Corp.	374	5,348	*
Nationstar Mortgage Holdings Inc.	28	545	*
New York Community Bancorp Inc.	456	5,727
NMI Holdings Inc., Class A Shares	48	698	*
Northfield Bancorp Inc.	47	802
Northwest Bancshares Inc.	105	1,771
OceanFirst Financial Corp.	35	971
Ocwen Financial Corp.	175	611	*
Oritani Financial Corp.	87	1,475
PHH Corp.	47	621	*
Provident Financial Services Inc.	67	1,822
Radian Group Inc.	228	4,779
TFS Financial Corp.	48	740
United Financial Bancorp Inc.	78	1,428
Walker & Dunlop Inc.	36	1,976	*
Washington Federal Inc.	109	3,793
Waterstone Financial Inc.	24	461
WSFS Financial Corp.	37	1,839
Total Thrifts & Mortgage Finance		53,375
Total Financials		385,007
Health Care — 11.2%
Biotechnology — 1.9%
AbbVie Inc.	125	11,281
ACADIA Pharmaceuticals Inc.	17	592	*
Alexion Pharmaceuticals Inc.	18	2,154	*
Alkermes PLC	9	439	*
Alnylam Pharmaceuticals Inc.	8	975	*
Amgen Inc.	58	10,163
Biogen Inc.	17	5,298	*
BioMarin Pharmaceutical Inc.	12	985	*

See Notes to Financial Statements.

24	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Biotechnology — continued
Bioverativ Inc.	10	$565	*
Bluebird Bio Inc.	7	974	*
Celgene Corp.	61	6,159	*
Clovis Oncology Inc.	6	452	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Exact Sciences Corp.	18	990	*
Exelixis Inc.	38	942	*
Gilead Sciences Inc.	102	7,646
Incyte Corp.	14	1,585	*
Ionis Pharmaceuticals Inc.	10	571	*
Ligand Pharmaceuticals Inc.	3	436	*
Neurocrine Biosciences Inc.	9	559	*
Portola Pharmaceuticals Inc.	11	543	*
Regeneron Pharmaceuticals Inc.	6	2,416	*
Seattle Genetics Inc.	11	674	*
Tesaro Inc.	6	695	*
Ultragenyx Pharmaceutical Inc.	7	323	*
United Therapeutics Corp.	5	593	*
Vertex Pharmaceuticals Inc.	20	2,925	*
Total Biotechnology		60,935
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	167	9,056
ABIOMED Inc.	4	772	*
Align Technology Inc.	6	1,434	*
Baxter International Inc.	49	3,159
Becton, Dickinson & Co.	22	4,591
Boston Scientific Corp.	137	3,855	*
C.R. Bard Inc.	7	2,289
Cantel Medical Corp.	5	490
Cooper Cos. Inc.	4	961
Danaher Corp.	58	5,352
Dentsply Sirona Inc.	24	1,466
DexCom Inc.	7	315	*
Edwards Lifesciences Corp.	22	2,249	*
Globus Medical Inc., Class A Shares	15	478	*
Halyard Health Inc.	11	464	*
Hill-Rom Holdings Inc.	6	484
Hologic Inc.	26	984	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	25

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
IDEXX Laboratories Inc.	8	$1,329	*
Insulet Corp.	13	765	*
Integra LifeSciences Holdings Corp.	8	374	*
Intuitive Surgical Inc.	9	3,378	*
LivaNova PLC	9	665	*
Masimo Corp.	7	614	*
Medtronic PLC	130	10,468
Neogen Corp.	10	802	*
NxStage Medical Inc.	14	377	*
Penumbra Inc.	5	503	*
ResMed Inc.	15	1,263
STERIS PLC	8	747
Stryker Corp.	35	5,420
Teleflex Inc.	4	948
Varian Medical Systems Inc.	8	834	*
West Pharmaceutical Services Inc.	6	608
Wright Medical Group NV	16	419	*
Zimmer Biomet Holdings Inc.	19	2,311
Total Health Care Equipment & Supplies		70,224
Health Care Providers & Services — 1.4%
Aetna Inc.	26	4,421
AmerisourceBergen Corp.	10	770
Anthem Inc.	19	3,975
Cardinal Health Inc.	17	1,052
Centene Corp.	15	1,405	*
CIGNA Corp.	19	3,747
DaVita Inc.	8	486	*
Envision Healthcare Corp.	10	426	*
Express Scripts Holding Co.	46	2,819	*
HCA Healthcare Inc.	24	1,816	*
HealthSouth Corp.	8	369
Henry Schein Inc.	8	629	*
Humana Inc.	11	2,809
Laboratory Corporation of America Holdings	5	769	*
LifePoint Health Inc.	6	289	*
McKesson Corp.	16	2,206
Mednax Inc.	12	525	*
Quest Diagnostics Inc.	7	656

See Notes to Financial Statements.

26	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc.	70	$14,715
Universal Health Services Inc., Class B Shares	4	411
WellCare Health Plans Inc.	4	791	*
Total Health Care Providers & Services		45,086
Health Care Technology — 1.9%
Allscripts Healthcare Solutions Inc.	237	3,195	*
athenahealth Inc.	48	6,138	*
Castlight Health Inc., Class B Shares	184	708	*
Cerner Corp.	364	24,577	*
Computer Programs & Systems Inc.	22	663
Cotiviti Holdings Inc.	57	2,004	*
Evolent Health Inc., Class A Shares	89	1,446	*
HealthStream Inc.	27	660	*
HMS Holdings Corp.	109	2,097	*
Inovalon Holdings Inc., Class A Shares	74	1,240	*
Medidata Solutions Inc.	69	5,191	*
Omnicell Inc.	47	2,341	*
Quality Systems Inc.	66	929	*
Veeva Systems Inc., Class A Shares	132	8,044	*
Vocera Communications Inc.	31	875	*
Total Health Care Technology		60,108
Life Sciences Tools & Services — 2.1%
Accelerate Diagnostics Inc.	18	357	*
Agilent Technologies Inc.	105	7,143
Bio-Rad Laboratories Inc., Class A Shares	7	1,539	*
Bio-Techne Corp.	13	1,703
Bruker Corp.	42	1,319
Cambrex Corp.	11	476	*
Charles River Laboratories International Inc.	19	2,210	*
Illumina Inc.	45	9,234	*
INC Research Holdings Inc., Class A Shares	15	857	*
Mettler-Toledo International Inc.	8	5,461	*
NeoGenomics Inc.	47	407	*
Patheon NV	18	630	*(b)(c)
PerkinElmer Inc.	37	2,676
PRA Health Sciences Inc.	12	977	*
Quintiles IMS Holdings Inc.	47	5,081	*
Thermo Fisher Scientific Inc.	122	23,647

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	27

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Life Sciences Tools & Services — continued
VWR Corp.	26	$861	*
Waters Corp.	26	5,097	*
Total Life Sciences Tools & Services		69,675
Pharmaceuticals — 1.7%
Allergan PLC	18	3,190
Bristol-Myers Squibb Co.	81	4,994
Eli Lilly & Co.	53	4,343
Jazz Pharmaceuticals PLC	5	708	*
Johnson & Johnson	137	19,099
Mallinckrodt PLC	9	285	*
Medicines Co.	11	316	*
Merck & Co. Inc.	143	7,878
Mylan NV	31	1,107	*
Perrigo Co. PLC	11	891
Pfizer Inc.	314	11,009
Zoetis Inc.	26	1,659
Total Pharmaceuticals		55,479
Total Health Care		361,507
Industrials — 17.3%
Aerospace & Defense — 1.5%
Arconic Inc.	28	703
Boeing Co.	48	12,383
BWX Technologies Inc.	8	479
Curtiss-Wright Corp.	7	828
General Dynamics Corp.	19	3,857
Hexcel Corp.	11	667
Huntington Ingalls Industries Inc.	5	1,164
L3 Technologies Inc.	7	1,310
Lockheed Martin Corp.	21	6,471
Northrop Grumman Corp.	13	3,842
Orbital ATK Inc.	4	532
Raytheon Co.	23	4,145
Rockwell Collins Inc.	16	2,170
Spirit AeroSystems Holdings Inc., Class A Shares	11	881
Teledyne Technologies Inc.	5	850	*
Textron Inc.	19	1,002
TransDigm Group Inc.	5	1,387
United Technologies Corp.	64	7,665
Total Aerospace & Defense		50,336

See Notes to Financial Statements.

28	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide Inc.	44	$3,455
Expeditors International of Washington Inc.	53	3,094
FedEx Corp.	78	17,613
Forward Air Corp.	7	402
Hub Group Inc., Class A Shares	9	390	*
United Parcel Service Inc., Class B Shares	212	24,916
XPO Logistics Inc.	30	2,081	*
Total Air Freight & Logistics		51,951
Building Products — 1.7%
AAON Inc.	20	700
Allegion PLC	39	3,252
American Woodmark Corp.	6	580	*
AO Smith Corp.	59	3,493
Apogee Enterprises Inc.	17	811
Armstrong World Industries Inc.	19	971	*
Builders FirstSource Inc.	47	847	*
Continental Building Products Inc.	15	400	*
CSW Industrials Inc.	9	441	*
Fortune Brands Home & Security Inc.	62	4,096
Gibraltar Industries Inc.	13	432	*
Griffon Corp.	25	564
Insteel Industries Inc.	23	588
JELD-WEN Holding Inc.	28	1,033	*
Johnson Controls International PLC	403	16,680
Lennox International Inc.	16	3,058
Masco Corp.	128	5,097
Masonite International Corp.	12	805	*
NCI Building Systems Inc.	22	351	*
Owens Corning	40	3,308
Patrick Industries Inc.	8	744	*
PGT Innovations Inc.	33	465	*
Quanex Building Products Corp.	23	505
Simpson Manufacturing Co. Inc.	17	947
Trex Co. Inc.	17	1,861	*
Universal Forest Products Inc.	9	1,016
USG Corp.	45	1,545	*
Total Building Products		54,590

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	29

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — 1.5%
ABM Industries Inc.	9	$378
ACCO Brands Corp.	40	522	*
Brady Corp., Class A Shares	11	419
Brink’s Co.	16	1,218
Cintas Corp.	24	3,577
Clean Harbors Inc.	11	589	*
Copart Inc.	64	2,323	*
Covanta Holding Corp.	53	853
Deluxe Corp.	17	1,184
Healthcare Services Group Inc.	26	1,375
Herman Miller Inc.	16	538
HNI Corp.	24	821
Interface Inc.	30	684
KAR Auction Services Inc.	39	1,846
Kimball International Inc., Class B Shares	43	824
Matthews International Corp., Class A Shares	10	628
McGrath RentCorp	11	492
Mobile Mini Inc.	33	1,092
MSA Safety Inc.	6	477
Multi-Color Corp.	6	496
Pitney Bowes Inc.	68	934
Republic Services Inc.	77	5,010
Rollins Inc.	27	1,186
Steelcase Inc., Class A Shares	55	800
Stericycle Inc.	27	1,913	*
Tetra Technology Inc.	23	1,133
UniFirst Corp.	3	472
US Ecology Inc.	7	333
Viad Corp.	9	522
Waste Connections Inc.	80	5,654
Waste Management Inc.	142	11,668
Total Commercial Services & Supplies		49,961
Construction & Engineering — 2.0%
AECOM	188	6,591	*
Aegion Corp.	63	1,467	*
Argan Inc.	20	1,375
Chicago Bridge & Iron Co. NV	141	1,966
Comfort Systems USA Inc.	50	2,215

See Notes to Financial Statements.

30	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Construction & Engineering — continued
Dycom Industries Inc.	38	$3,338	*
EMCOR Group Inc.	68	5,475
Fluor Corp.	165	7,110
Granite Construction Inc.	50	3,184
Great Lakes Dredge and Dock Co.	154	785	*
Jacobs Engineering Group Inc.	141	8,208
KBR Inc.	184	3,612
MasTec Inc.	81	3,528	*
MYR Group Inc.	17	542	*
Primoris Services Corp.	62	1,753
Quanta Services Inc.	178	6,716	*
Tutor Perini Corp.	56	1,579	*
Valmont Industries Inc.	26	4,131
Total Construction & Engineering		63,575
Electrical Equipment — 1.9%
Acuity Brands Inc.	18	3,010
AMETEK Inc.	85	5,737
Atkore International Group Inc.	27	521	*
AZZ Inc.	7	335
Eaton Corp. PLC	168	13,443
Emerson Electric Co.	241	15,535
Encore Wire Corp.	13	587
EnerSys	21	1,457
Generac Holdings Inc.	17	885	*
General Cable Corp.	29	608
Hubbell Inc.	20	2,516
Regal Beloit Corp.	19	1,542
Rockwell Automation Inc.	53	10,643
Sensata Technologies Holding NV	66	3,228	*
Thermon Group Holdings Inc.	18	387	*
Total Electrical Equipment		60,434
Industrial Conglomerates — 0.8%
3M Co.	35	8,057
General Electric Co.	519	10,463
Honeywell International Inc.	38	5,478
Roper Technologies Inc.	6	1,549
Total Industrial Conglomerates		25,547

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	31

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — 1.7%
AGCO Corp.	6	$411
Allison Transmission Holdings Inc.	12	510
Barnes Group Inc.	6	391
Caterpillar Inc.	66	8,963
Colfax Corp.	12	501	*
Crane Co.	6	499
Cummins Inc.	17	3,007
Deere & Co.	30	3,986
Donaldson Co. Inc.	10	472
Dover Corp.	13	1,241
ESCO Technologies Inc.	8	464
Flowserve Corp.	11	485
Fortive Corp.	31	2,240
Graco Inc.	5	659
Hillenbrand Inc.	17	672
IDEX Corp.	6	769
Illinois Tool Works Inc.	33	5,165
Ingersoll-Rand PLC	31	2,747
ITT Inc.	14	653
John Bean Technologies Corp.	6	641
Kennametal Inc.	16	698
Lincoln Electric Holdings Inc.	5	458
Middleby Corp.	5	580	*
Nordson Corp.	5	633
Oshkosh Corp.	7	641
PACCAR Inc.	31	2,224
Parker Hannifin Corp.	16	2,922
Pentair PLC	16	1,127
RBC Bearings Inc.	4	495	*
Rexnord Corp.	17	434	*
Snap-on Inc.	5	789
Standex International Corp.	4	414
Stanley Black & Decker Inc.	14	2,262
Terex Corp.	16	754
Timken Co.	10	472
Toro Co.	8	503
Trinity Industries Inc.	28	911
WABCO Holdings Inc.	5	738	*

See Notes to Financial Statements.

32	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Wabtec Corp.	9	$688
Watts Water Technologies Inc., Class A Shares	6	404
Welbilt Inc.	20	441	*
Woodward Inc.	6	464
Xylem Inc.	15	998
Total Machinery		54,526
Professional Services — 1.0%
Advisory Board Co.	17	917	*
CBIZ Inc.	30	509	*
Dun & Bradstreet Corp.	10	1,168
Equifax Inc.	33	3,581
Exponent Inc.	6	443
FTI Consulting Inc.	13	556	*
ICF International Inc.	8	430	*
IHS Markit Ltd.	103	4,389	*
Insperity Inc.	6	569
Kelly Services Inc., Class A Shares	19	500
Kforce Inc.	21	440
Korn/Ferry International	20	837
Manpowergroup Inc.	18	2,219
Nielsen Holdings PLC	101	3,744
On Assignment Inc.	15	918	*
Resources Connection Inc.	33	520
Robert Half International Inc.	38	1,967
RPX Corp.	48	625	*
TransUnion	33	1,732	*
TriNet Group Inc.	18	625	*
TrueBlue Inc.	21	569	*
Verisk Analytics Inc.	45	3,827	*
WageWorks Inc.	11	701	*
Total Professional Services		31,786
Road & Rail — 1.6%
AMERCO	2	785
Avis Budget Group Inc.	18	743	*
CSX Corp.	202	10,187
Genesee & Wyoming Inc., Class A Shares	10	718	*
Heartland Express Inc.	17	363
J.B. Hunt Transport Services Inc.	17	1,809

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	33

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Road & Rail — continued
Kansas City Southern	24	$2,501
Knight-Swift Transportation Holdings Inc.	26	1,078	*
Landstar System Inc.	7	691
Marten Transport Ltd.	36	707
Norfolk Southern Corp.	63	8,279
Old Dominion Freight Line Inc.	11	1,332
Ryder System Inc.	9	730
Saia Inc.	13	842	*
Union Pacific Corp.	174	20,148
Werner Enterprises Inc.	13	463
Total Road & Rail		51,376
Trading Companies & Distributors — 2.0%
Air Lease Corp.	68	2,955
Aircastle Ltd.	32	744
Applied Industrial Technologies Inc.	29	1,846
Beacon Roofing Supply Inc.	42	2,327	*
BMC Stock Holdings Inc.	55	1,180	*
DXP Enterprises Inc.	24	770	*
Fastenal Co.	199	9,347
GATX Corp.	30	1,782
GMS Inc.	23	783	*
H&E Equipment Services Inc.	38	1,252
HD Supply Holdings Inc.	138	4,884	*
Herc Holdings Inc.	22	1,066	*
Kaman Corp.	14	783
MRC Global Inc.	52	892	*
MSC Industrial Direct Co. Inc., Class A Shares	31	2,570
NOW Inc.	108	1,352	*
Rush Enterprises Inc., Class A Shares	30	1,523	*
SiteOne Landscape Supply Inc.	34	2,159	*
Titan Machinery Inc.	34	506	*
Triton International Ltd.	35	1,397
United Rentals Inc.	58	8,206	*
Univar Inc.	75	2,231	*
Veritiv Corp.	10	322	*
W. W. Grainger Inc.	39	7,710
Watsco Inc.	20	3,332

See Notes to Financial Statements.

34	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Trading Companies & Distributors — continued
WESCO International Inc.	36	$2,273	*
Total Trading Companies & Distributors		64,192
Total Industrials		558,274
Information Technology — 8.0%
Communications Equipment — 1.0%
Arista Networks Inc.	5	999	*
ARRIS International PLC	21	599	*
Brocade Communications Systems Inc.	53	617
Ciena Corp.	21	447	*
Cisco Systems Inc.	498	17,007
CommScope Holding Co. Inc.	17	546	*
EchoStar Corp., Class A Shares	12	671	*
F5 Networks Inc.	8	970	*
Finisar Corp.	18	424	*
Harris Corp.	14	1,950
InterDigital Inc.	7	513
Juniper Networks Inc.	34	844
Lumentum Holdings Inc.	10	632	*
Motorola Solutions Inc.	18	1,630
NETGEAR Inc.	7	327	*
NetScout Systems Inc.	17	483	*
Palo Alto Networks Inc.	10	1,472	*
Viavi Solutions Inc.	54	501	*
Total Communications Equipment		30,632
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A Shares	37	3,219
Anixter International Inc.	7	481	*
Arrow Electronics Inc.	13	1,087	*
Avnet Inc.	21	836
Badger Meter Inc.	10	438
Belden Inc.	6	479
Benchmark Electronics Inc.	14	433	*
CDW Corp.	22	1,540
Cognex Corp.	10	1,232
Coherent Inc.	4	1,051	*
Corning Inc.	120	3,757
Dolby Laboratories Inc., Class A Shares	9	521
Flex Ltd.	84	1,495	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	35

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
FLIR Systems Inc.	16	$749
IPG Photonics Corp.	7	1,490	*
Itron Inc.	8	625	*
Jabill Inc.	20	566
Keysight Technologies Inc.	26	1,161	*
Knowles Corp.	30	497	*
Littelfuse Inc.	3	627
Methode Electronics Inc.	11	516
National Instruments Corp.	21	945
OSI Systems Inc.	5	442	*
Plexus Corp.	8	491	*
Rogers Corp.	5	760	*
Sanmina Corp.	14	458	*
ScanSource Inc.	9	387	*
SYNNEX Corp.	3	405
TE Connectivity Ltd.	45	4,094
Tech Data Corp.	4	371	*
Trimble Inc.	37	1,513	*
Universal Display Corp.	6	879
VeriFone Systems Inc.	19	363	*
Vishay Intertechnology Inc.	25	556
Zebra Technologies Corp., Class A Shares	6	696	*
Total Electronic Equipment, Instruments & Components		35,160
Internet Software & Services — 2.1%
Akamai Technologies Inc.	12	627	*
Alphabet Inc., Class A Shares	17	17,562	*
Alphabet Inc., Class C Shares	18	18,300	*
Cimpress NV	4	437	*
CoStar Group Inc.	3	887	*
eBay Inc.	55	2,070	*
Facebook Inc., Class A Shares	132	23,768	*
IAC/InterActiveCorp	7	903	*
j2 Global Inc.	6	445
LogMeIn Inc.	6	726
MercadoLibre Inc.	3	721
Twitter Inc.	38	784	*
VeriSign Inc.	6	645	*
Zillow Group Inc., Class C Shares	12	495	*
Total Internet Software & Services		68,370

See Notes to Financial Statements.

36	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
IT Services — 1.0%
Accenture PLC, Class A Shares	20	$2,847
Alliance Data Systems Corp.	2	447
Automatic Data Processing Inc.	14	1,628
Black Knight Inc.	7	317	*
Broadridge Financial Solutions Inc.	5	430
Cognizant Technology Solutions Corp., Class A Shares	20	1,513
DXC Technology Co.	10	915
Fidelity National Information Services Inc.	10	928
Fiserv Inc.	7	906	*
FleetCor Technologies Inc.	4	661	*
Gartner Inc.	5	626	*
Global Payments Inc.	5	520
International Business Machines Corp.	26	4,006
Jack Henry & Associates Inc.	4	440
MasterCard Inc., Class A Shares	32	4,761
Paychex Inc.	8	510
PayPal Holdings Inc.	35	2,540	*
Sabre Corp.	18	352
Total System Services Inc.	6	432
Vantiv Inc., Class A Shares	6	420	*
Visa Inc., Class A Shares	55	6,049
Western Union Co.	17	338
Total IT Services		31,586
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices Inc.	37	406	*
Analog Devices Inc.	11	1,004
Applied Materials Inc.	41	2,314
Broadcom Ltd.	12	3,167
Cypress Semiconductor Corp.	30	476
Intel Corp.	153	6,960
KLA-Tencor Corp.	6	653
Lam Research Corp.	6	1,251
Marvell Technology Group Ltd.	35	647
Maxim Integrated Products Inc.	10	525
Microchip Technology Inc.	8	758
Micron Technology Inc.	39	1,728	*
NVIDIA Corp.	17	3,516
Qorvo Inc.	6	455	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	37

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
QUALCOMM Inc.	50	$2,551
Skyworks Solutions Inc.	9	1,025
Texas Instruments Inc.	32	3,094
Xilinx Inc.	10	737
Total Semiconductors & Semiconductor Equipment		31,267
Software — 0.9%
Activision Blizzard Inc.	18	1,179
Adobe Systems Inc.	11	1,927	*
ANSYS Inc.	4	547	*
Autodesk Inc.	7	875	*
Cadence Design Systems Inc.	14	604	*
CDK Global Inc.	6	381
Electronic Arts Inc.	10	1,196	*
Intuit Inc.	7	1,057
Microsoft Corp.	171	14,224
Oracle Corp.	74	3,767
Salesforce.com Inc.	19	1,944	*
ServiceNow Inc.	5	632	*
Splunk Inc.	7	471	*
SS&C Technologies Holdings Inc.	10	402
Symantec Corp.	15	487
Synopsys Inc.	6	519	*
Tyler Technologies Inc.	2	355	*
Total Software		30,567
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	155	26,201
Hewlett Packard Enterprise Co.	54	752
HP Inc.	57	1,228
NetApp Inc.	11	489
Seagate Technology PLC	12	444
Western Digital Corp.	9	803
Xerox Corp.	11	333
Total Technology Hardware, Storage & Peripherals		30,250
Total Information Technology		257,832
Materials — 5.3%
Chemicals — 1.0%
Air Products & Chemicals Inc.	15	2,391
Albemarle Corp.	7	986

See Notes to Financial Statements.

38	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Chemicals — continued
Axalta Coating Systems Ltd.	11	$366	*
Cabot Corp.	7	427
Celanese Corp., Series A Shares	9	939
CF Industries Holdings Inc.	15	570
Chemours Co.	18	1,019
DowDuPont Inc.	122	8,822
Eastman Chemical Co.	9	817
Ecolab Inc.	11	1,437
FMC Corp.	9	836
H.B. Fuller Co.	8	455
Ingevity Corp.	9	641	*
International Flavors & Fragrances Inc.	5	737
LyondellBasell Industries NV, Class A Shares	18	1,864
Minerals Technologies Inc.	5	359
Monsanto Co.	21	2,543
Mosaic Co.	20	447
NewMarket Corp.	1	400
Olin Corp.	16	584
PolyOne Corp.	10	461
PPG Industries Inc.	13	1,511
Praxair Inc.	14	2,046
RPM International Inc.	8	427
Scotts Miracle-Gro Co.	5	498
Sensient Technologies Corp.	5	380
Sherwin-Williams Co.	4	1,581
Total Chemicals		33,544
Construction Materials — 1.5%
Eagle Materials Inc.	58	6,123
Martin Marietta Materials Inc.	76	16,481
Summit Materials Inc., Class A Shares	137	4,302	*
U.S. Lime & Minerals Inc.	8	727
US Concrete Inc.	22	1,720	*
Vulcan Materials Co.	159	19,358
Total Construction Materials		48,711
Containers & Packaging — 1.0%
AptarGroup Inc.	18	1,567
Avery Dennison Corp.	25	2,654
Ball Corp.	84	3,606

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	39

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Containers & Packaging — continued
Bemis Co. Inc.	23	$1,035
Berry Global Group Inc.	35	2,081	*
Crown Holdings Inc.	37	2,226	*
Graphic Packaging Holding Co.	79	1,224
Greif Inc., Class A Shares	10	555
International Paper Co.	95	5,441
Myers Industrials Inc.	22	475
Owens-Illinois Inc.	36	860	*
Packaging Corp. of America	26	3,023
Sealed Air Corp.	42	1,858
Silgan Holdings Inc.	20	585
Sonoco Products Co.	29	1,502
WestRock Co.	59	3,619
Total Containers & Packaging		32,311
Metals & Mining — 1.8%
AK Steel Holding Corp.	147	675	*
Alcoa Corp.	89	4,252	*
Allegheny Technologies Inc.	48	1,209	*
Carpenter Technology Corp.	21	1,046
Century Aluminum Co.	41	574	*
Cleveland-Cliffs Inc.	183	1,091	*
Coeur Mining Inc.	120	911	*
Commercial Metals Co.	72	1,402
Compass Minerals International Inc.	14	918
Freeport-McMoRan Inc.	662	9,255	*
Haynes International Inc.	17	607
Hecla Mining Co.	208	982
Kaiser Aluminum Corp.	7	694
Materion Corp.	9	462
McEwen Mining Inc.	229	444
Newmont Mining Corp.	248	8,968
Nucor Corp.	153	8,848
Reliance Steel & Aluminum Co.	38	2,920
Royal Gold Inc.	29	2,439
Schnitzer Steel Industries Inc., Class A Shares	21	618
Steel Dynamics Inc.	113	4,205
SunCoke Energy Inc.	46	510	*
TimkenSteel Corp.	45	630	*

See Notes to Financial Statements.

40	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
United States Steel Corp.	76	$1,924
Worthington Industries Inc.	28	1,274
Total Metals & Mining		56,858
Total Materials		171,424
Real Estate — 2.6%
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	5	620
American Campus Communities Inc.	9	374
American Homes 4 Rent, Class A Shares	17	362
American Tower Corp.	33	4,741
Apartment Investment and Management Co., Class A Shares	12	528
Apple Hospitality REIT Inc.	43	814
AvalonBay Communities Inc.	12	2,176
Boston Properties Inc.	13	1,575
Brandywine Realty Trust	23	402
Brixmor Property Group Inc.	31	542
Camden Property Trust	7	639
Colony NorthStar Inc., Class A Shares	68	835
CoreCivic Inc.	21	518
Coresite Realty Corp.	5	554
Corporate Office Properties Trust	12	383
Cousins Properties Inc.	62	559
Crown Castle International Corp.	30	3,212
CubeSmart	15	408
CyrusOne Inc.	8	491
DCT Industrial Trust Inc.	8	464
DiamondRock Hospitality Co.	51	554
Digital Realty Trust Inc.	17	2,014
Douglas Emmett Inc.	11	438
Duke Realty Corp.	30	854
EastGroup Properties Inc.	5	453
Empire State Realty Trust Inc., Class A Shares	17	341
EPR Properties	5	346
Equinix Inc.	6	2,781
Equity Lifestyle Properties Inc.	6	531
Equity Residential	30	2,018
Essex Property Trust Inc.	6	1,575
Extra Space Storage Inc.	10	816

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	41

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Federal Realty Investment Trust	7	$844
First Industrial Realty Trust Inc.	13	401
Forest City Realty Trust Inc., Class A Shares	24	591
Gaming and Leisure Properties Inc.	19	694
GEO Group Inc.	18	467
GGP Inc.	52	1,012
Global Net Lease Inc.	27	583
Government Properties Income Trust	19	345
Gramercy Property Trust	13	386
HCP Inc.	40	1,034
Healthcare Realty Trust Inc.	10	322
Highwoods Properties Inc.	7	357
Host Hotels & Resorts Inc.	69	1,350
Hudson Pacific Properties Inc.	10	338
Iron Mountain Inc.	18	720
Kilroy Realty Corp.	8	570
Kimco Realty Corp.	36	654
Lamar Advertising Co., Class A Shares	8	564
LaSalle Hotel Properties	20	564
Lexington Realty Trust	37	374
Liberty Property Trust	13	557
Macerich Co.	12	655
Mid-America Apartment Communities Inc.	9	921
National Health Investors Inc.	5	381
National Retail Properties Inc.	11	442
New Senior Investment Group Inc.	48	429
OMEGA Healthcare Investors Inc.	16	462
Outfront Media Inc.	15	352
Paramount Group Inc.	24	382
Park Hotels & Resorts Inc.	22	633
Pebblebrook Hotel Trust	11	392
Piedmont Office Realty Trust Inc., Class A Shares	16	309
Potlatch Corp.	10	518
Prologis Inc.	48	3,100
Public Storage	14	2,902
Ramco-Gershenson Properties Trust	47	594
Realty Income Corp.	21	1,127
Regency Centers Corp.	12	739

See Notes to Financial Statements.

42	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Rexford Industrial Realty Inc.	18	$534
RLJ Lodging Trust	22	477
Sabra Health Care REIT Inc.	15	299
SBA Communications Corp.	11	1,729	*
Senior Housing Properties Trust	21	386
Simon Property Group Inc.	24	3,728
SL Green Realty Corp.	8	765
Spirit Realty Capital Inc.	42	349
STAG Industrial Inc.	14	382
Summit Hotel Properties Inc.	25	395
Sun Communities Inc.	14	1,264
Sunstone Hotel Investors Inc.	24	392
Terreno Realty Corp.	21	771
UDR Inc.	23	892
Ventas Inc.	29	1,820
VEREIT Inc.	174	1,373
Vornado Realty Trust	15	1,123
Washington Real Estate Investment Trust	11	354
Welltower Inc.	32	2,143
Weyerhaeuser Co.	71	2,550
WP Carey Inc.	8	545
Xenia Hotels & Resorts Inc.	18	392
Total Real Estate		82,646
Telecommunication Services — 1.6%
Diversified Telecommunication Services — 1.6%
AT&T Inc.	713	23,993
CenturyLink Inc.	67	1,272
Cogent Communications Holdings Inc.	11	593
Level 3 Communications Inc.	37	1,984	*
ORBCOMM Inc.	40	452	*
Verizon Communications Inc.	474	22,690
Vonage Holdings Corp.	51	415	*
Zayo Group Holdings Inc.	18	649	*
Total Telecommunication Services		52,048
Utilities — 6.7%
Electric Utilities — 2.5%
ALLETE Inc.	11	862
Alliant Energy Corp.	37	1,601

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	43

Schedule of investments (cont’d)

October 31, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electric Utilities — continued
American Electric Power Co. Inc.	77	$5,730
Duke Energy Corp.	112	9,891
Edison International	48	3,838
El Paso Electric Co.	10	575
Entergy Corp.	31	2,674
Eversource Energy	50	3,132
Exelon Corp.	153	6,152
FirstEnergy Corp.	94	3,097
Great Plains Energy Inc.	36	1,182
Hawaiian Electric Industries Inc.	26	948
IDACORP Inc.	12	1,104
MGE Energy Inc.	9	594
NextEra Energy Inc.	74	11,475
OGE Energy Corp.	31	1,142
Otter Tail Corp.	13	597
PG&E Corp.	79	4,564
Pinnacle West Capital Corp.	15	1,316
PNM Resources Inc.	20	868
Portland General Electric Co.	21	1,002
PPL Corp.	108	4,056
Southern Co.	158	8,248
Westar Energy Inc.	28	1,497
Xcel Energy Inc.	78	3,863
Total Electric Utilities		80,008
Gas Utilities — 1.8%
Atmos Energy Corp.	124	10,818
Chesapeake Utilities Corp.	21	1,691
National Fuel Gas Co.	93	5,399
New Jersey Resources Corp.	105	4,667
Northwest Natural Gas Co.	34	2,256
ONE Gas Inc.	64	4,927
South Jersey Industries Inc.	95	3,227
Southwest Gas Holdings Inc.	57	4,696
Spire Inc.	54	4,263
UGI Corp.	210	10,051
WGL Holdings Inc.	61	5,228
Total Gas Utilities		57,223

See Notes to Financial Statements.

44	Legg Mason US Diversified Core ETF 2017 Annual Report

Legg Mason US Diversified Core ETF

Security		Shares	Value
Multi-Utilities — 2.4%
Ameren Corp.		73	$4,525
Avista Corp.		23	1,201
Black Hills Corp.		19	1,240
CenterPoint Energy Inc.		141	4,171
CMS Energy Corp.		86	4,160
Consolidated Edison Inc.		92	7,917
Dominion Energy Inc.		198	16,066
DTE Energy Co.		54	5,965
MDU Resources Group Inc.		68	1,860
NiSource Inc.		106	2,795
NorthWestern Corp.		17	1,008
Public Service Enterprise Group Inc.		158	7,774
SCANA Corp.		43	1,855
Sempra Energy		75	8,812
Unitil Corp.		13	676
Vectren Corp.		30	2,044
WEC Energy Group Inc.		98	6,604
Total Multi-Utilities			78,673
Total Utilities			215,904
Total Common Stocks (Cost — $2,706,556)			3,200,858
Investments in Underlying Funds — 0.3%
Schwab U.S. Broad Market ETF (Cost — $8,722)		150	9,335
Total Investments before Short-Term Investments (Cost — $2,715,278)			3,210,193

	Rate
Short-Term Investments — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $13,882)	0.961%	13,882	13,882
Total Investments — 100.0% (Cost — $2,729,160)			3,224,075
Other Assets in Excess of Liabilities — 0.0%			1,552
Total Net Assets — 100.0%			$3,225,627

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	45

Statement of assets and liabilities

October 31, 2017

Assets:
Investments, at value (Cost — $2,729,160)	$3,224,075
Dividends and interest receivable	2,372
Total Assets	3,226,447

Liabilities:
Investment management fee payable	820
Total Liabilities	820
Total Net Assets	$3,225,627

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,601,919
Undistributed net investment income	39,513
Accumulated net realized gain on investments	89,279
Net unrealized appreciation on investments	494,915
Total Net Assets	$3,225,627

Shares Outstanding	104,000

Net Asset Value	$31.02

See Notes to Financial Statements.

46	Legg Mason US Diversified Core ETF 2017 Annual Report

Statement of operations

For the Year Ended October 31, 2017

Investment Income:
Dividends	$62,735
Interest	60
Less: Foreign taxes withheld	(15)
Total Investment Income	62,780

Expenses:
Investment management fee (Note 2)	9,004
Total Expenses	9,004
Net Investment Income	53,776

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	100,054
Change in Net Unrealized Appreciation (Depreciation) From Investments	377,853
Net Gain on Investments	477,907
Increase in Net Assets From Operations	$531,683

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	47

Statements of changes in net assets

For the Year Ended October 31, 2017 and the Period Ended October 31, 2016	2017	2016†

Operations:
Net investment income	$53,776	$43,702
Net realized gain (loss)	100,054	(10,740)
Change in net unrealized appreciation (depreciation)	377,853	117,062
Increase in Net Assets From Operations	531,683	150,024

Distributions to Shareholders From (Note 1):
Net investment income	(58,000)	—
Decrease in Net Assets From Distributions to Shareholders	(58,000)	—

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 100,000 shares issued, respectively)	—	2,501,920
Increase in Net Assets From Fund Share Transactions	—	2,501,920
Increase in Net Assets	473,683	2,651,944

Net Assets:
Beginning of year	2,751,944	100,000	[1]
End of year*	$3,225,627	$2,751,944
*Includes undistributed net investment income of:	$39,513	$44,204

†	For the period December 28, 2015 (inception date) to October 31, 2016.

[1]	4,000 shares issued and outstanding (4,000 shares were issued to Legg Mason, Inc. on November 24, 2015).

See Notes to Financial Statements.

48	Legg Mason US Diversified Core ETF 2017 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2017[1]	2016[1,2]

Net asset value, beginning of year	$26.46	$25.02

Income from operations:
Net investment income	0.52	0.42
Net realized and unrealized gain	4.60	1.02
Total income from operations	5.12	1.44

Less distributions from:
Net investment income	(0.56)	—
Total distributions	(0.56)	—

Net asset value, end of year	$31.02	$26.46
Total return, at NAV[3]	19.62%	5.76%

Net assets, end of year (000s)	$3,226	$2,752

Ratios to average net assets:
Gross expenses	0.30%	0.30%[4]
Net expenses	0.30	0.30 [4]
Net investment income	1.79	1.93 [4]

Portfolio turnover rate[5]	29%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2015 (inception date) to October 31, 2016.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Annual Report	49

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”) (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

50	Legg Mason US Diversified Core ETF 2017 Annual Report

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason US Diversified Core ETF 2017 Annual Report	51

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Health care	$360,877	—	$630	$361,507
Other common stocks	2,839,351	—	—	2,839,351
Investments in underlying funds	9,335	—	—	9,335
Total long-term investments	3,209,563	—	630	3,210,193
Short-term investments†	13,882	—	—	13,882
Total investments	$3,223,445	—	$630	$3,224,075

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

52	Legg Mason US Diversified Core ETF 2017 Annual Report

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

Legg Mason US Diversified Core ETF 2017 Annual Report	53

Notes to financial statements (cont’d)

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Accumulated Net Realized Gain
(a)	$(467)	$467

(a)	Reclassifications are due to book/tax differences in the treatment of real estate investment trusts and certain other investments.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

54	Legg Mason US Diversified Core ETF 2017 Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of October 31, 2017, Legg Mason and its affiliates owned 50% of the Fund.

3. Investments

During the year ended October 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$878,646
Sales	876,121

During the year ended October 31, 2017, there were no in-kind transactions (see Note 5).

Legg Mason US Diversified Core ETF 2017 Annual Report	55

Notes to financial statements (cont’d)

At October 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,728,891	$592,977	$(97,793)	$495,184

4. Derivative instruments and hedging activities

During the year ended October 31, 2017, the Fund did not invest in derivative instruments.

5. Fund share transactions

At October 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2017	2016
Distributions paid from:
Ordinary income	$58,000	—

As of October 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$46,172
Undistributed long-term capital gains — net	82,351
Total undistributed earnings	$128,523
Unrealized appreciation (depreciation)(a)	495,184
Total accumulated earnings (losses) — net	$623,707

(a)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the difference between the book and tax cost basis of investments in real estate investment trusts.

56	Legg Mason US Diversified Core ETF 2017 Annual Report

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Legg Mason US Diversified Core ETF 2017 Annual Report	57

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of the Legg Mason US Diversified Core ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason US Diversified Core ETF (the “Fund”), a series of Legg Mason ETF Investment Trust, as of October 31, 2017, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The financial statements of the Fund as of and for the period ended October 31, 2016 and the financial highlights for the period ended on October 31, 2016 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 21, 2016 expressed an unqualified opinion on those financial statements and financial highlights.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

December 21, 2017

58	Legg Mason US Diversified Core ETF 2017 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason US Diversified Core ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Legg Mason US Diversified Core ETF	59

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

60	Legg Mason US Diversified Core ETF

Independent Trustees cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (10 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Legg Mason US Diversified Core ETF	61

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	143
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

62	Legg Mason US Diversified Core ETF

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Legg Mason US Diversified Core ETF	63

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

64	Legg Mason US Diversified Core ETF

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s report on the Fund’s financial statements for the fiscal period ended October 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal period ended October 31, 2016 and the subsequent interim period through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal period ended October 31, 2016, and the subsequent interim period through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Legg Mason US Diversified Core ETF	65

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2017:

Record date	12/28/2016
Payable date	12/30/2016
Ordinary income:
Qualified dividend income for individuals	100.00%
Dividends qualifying for the dividends
received deduction for corporations	100.00%

Please retain this information for your records.

66	Legg Mason US Diversified Core ETF

Legg Mason

US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI USA IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI US Diversified Index (the “QS DBI Index” or the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF323377 12/17 SR17-3229

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Dwight B. Crane as the Audit Committee’s financial experts. Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last fiscal period ending October 31, 2016 and October 31, 2017 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $20,000 in October 31, 2016 and $80,000 in October 31, 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2016 and $0 in October 31, 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in October 31, 2016 and $12,500 in October 31, 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in October 31, 2016 and $0 in October 31, 2017, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason ETF Investment Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for October 31, 2016 and October 31, 2017; Tax Fees were 100% and 100% for October 31, 2016 and October 31, 2017; and Other Fees were 100% and 100% for October 31, 2016 and October 31, 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $0 in 2016 and $160,000 in 2017.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 30, 2018

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 30, 2018